Related Parties and Parties-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 011
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Parties and Parties-In-Interest Transactions	Related-Party Transactions
Certain Plan investments are mutual funds, savings, or common collective trust funds managed by the Plan Trustee. Therefore, these transactions qualify as party in interest. The Plan pays for investment management, trustee and other plan administration fees which amounted to $88,664 for the year ended December 31, 2025.
At December 31, 2025 and 2024, the Plan held 334,984 and 379,656 units of Park-Ohio Holdings Corp. common stock fund with a fair value of $1,071,949 and $1,473,066, respectively.
As reported on Form 5500, Schedule H, Line 4(a) - Schedule of Delinquent Participant Contributions, certain participant contributions totaling $2,207 were not remitted to the Plan Trustee within the time frame specified by the Department of Labor's Regulation 29 CFR 2510.3-102, thus constituting non-exempt transaction between the Plan and the Company during 2025. The Company has corrected these delinquent contributions by remitting the amounts, including lost earnings, to the Plan.